INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
INCOME TAXES
Schedule of loss before income taxes

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Non-PRC	(36,047)	(43,002)	(6,662)
PRC	(20,065)	(14,731)	(2,282)
Total	(56,112)	(57,733)	(8,944)

Schedule of current and deferred components of income tax (expense) benefit

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Current tax provision	(10)	—	—
Deferred tax benefit	45	44	7
Total	35	44	7

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (expense) benefit

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	(56,112)	(57,733)	(8,944)
Income tax benefit computed at the statutory income tax rate at 25%	14,028	14,433	2,236
Non-deductible expenses	(848)	(69)	(11)
International rate differences	(6,818)	(9,387)	(1,454)
Preferential tax rate differences	171	(353)	(55)
Change in valuation allowance	(6,498)	(4,580)	(709)
Income tax benefit	35	44	7

Schedule of components of deferred taxes

	As of December 31,	As of June 30,
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net loss carryforward	34,417	39,072	6,050
Accrued expenses	1,359	1,282	199
Provision for doubtful accounts	857	859	133
Valuation allowance	(36,633)	(41,213)	(6,382)
Total deferred tax assets	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,045)	(1,001)	(155)
Total deferred tax liabilities.	(1,045)	(1,001)	(155)